Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	950
Ninian Field in the North Sea | North Sea
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred corporate income tax recovery	118	$ 528
Deferred PRT – North Sea	$ 205	$ 441